REVOLVING CREDIT FACILITIES (Details) - Schedule of Line of Credit Facilities (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Loan	$ 0	$ 360,871	$ 0
Business Loan #1 [Member]
Line of Credit Facility [Line Items]
Loan		125,159	0
Business Loan #2 [Member]
Line of Credit Facility [Line Items]
Loan		$ 235,712	$ 0